Putnam Investments
One Post Office Square
Boston, MA 02109
December 4, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Low Volatility Equity Fund, Putnam Short Duration Income Fund and
Putnam Short Term Investment Fund series (The “Funds”) Post-Effective Amendment No. 271 to
Registration Statement on Form N-1A (the “Amendment”), (collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2017.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 1-0044.

Very truly yours,

PUTNAM FUNDS TRUST
On behalf of
Putnam Low Volatility Equity Fund
Putnam Short Duration Income Fund and
Putnam Short Term Investment Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	Caitlin E. Robinson, Esq.,
Putnam Investments
James E. Thomas, Esq.,
Ropes & Gray LLP